Consolidated Statements of Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income
Net sales	kr 802,879		kr 874
Cost of sales	(15,201)
Gross profit	787,678	kr 229,347	874
Research and development expenses	(414,749)	(357,485)	(241,371)
Marketing and selling expenses	(515,190)	(179,603)	(38,964)
Administrative expenses	(259,469)		(102,760)
Other operating income	2,862	259	2,501
Other operating expenses	(23,074)	(6,344)
Operating loss	(421,943)	(524,456)	(379,720)
Financial income	50,195	20,336	547
Financial expenses	(37,669)	(9,253)	(56,978)
Loss before income tax	(409,417)	(513,373)	(436,151)
Income tax expense	(2,851)	3,836	(360)
Loss for the year	(412,268)	(509,537)	(436,511)
Attributable to:
Equity holders of the Parent Company	kr (412,268)	(500,293)	(433,494)
Non-controlling interests		kr (9,244)	kr (3,017)
Loss per share
Before dilution to ordinary equity holders of the Parent Company	kr (7.78)	kr (9.84)	kr (9.66)
After dilution to ordinary equity holders of the Parent Company	kr (7.78)	kr (9.84)	kr (9.66)